Related Party Transactions	9 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]

16. Related Party Transactions

The Company entered into the following related party transactions not otherwise disclosed in these financial statements:

(a) As at December 31, 2025, the Company had $0.1 million (March 31, 2025 - $0.3 million due to a director and officers) due to a director and officer for the reimbursement of expenses included in accounts payable and accrued liabilities.

(b) As at December 31, 2025, the Company had $nil (March 31, 2025 - $nil) due to a company controlled by a director of the Company included in accounts payable and accrued liabilities. For the three and nine month period ended December 31, 2025, the Company paid $113 and $347, respectively (December 31, 2024 - $99 and $261, respectively) to this company for marketing services.

Key Management Compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole.  The Company has determined that key management personnel consist of members of the Company's Board of Directors and corporate officers.

For the three and nine month period ended December 31, 2025, key management compensation includes salaries and wages paid to key management personnel and directors of $0.6 million and $1.6 million, respectively (December 31, 2024 - $0.2 million and $0.9 million, respectively) and share-based payments of $2.8 million and $9.9 million, respectively (December 31, 2024 - $2.4 million and $3.9 million).